Income Taxes (Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	0.00%	0.00%	0.00%
Tax on global activities including exports	(17.60%)	(19.30%)	(8.80%)
U.S. business credits	(2.40%)	(3.30%)	(2.10%)
All other - net	(4.30%)	(3.40%)	(4.50%)
Total income tax reconciliation items	(24.30%)	(26.00%)	(17.70%)
Actual income tax rate	10.70%	9.00%	17.30%
Effective Income Tax Rate Reconciliation, Disposition of Business	0.00%	0.00%	(2.30%)
Cembra [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports		(7.30%)
Equity Method Investment, Ownership Percentage		68.50%
GEMB-Nordic [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports	2.10%
Non-US earnings repatriation [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports		1.90%
GE
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	(11.20%)	(12.60%)	(11.30%)
Tax on global activities including exports	(9.40%)	(5.10%)	(5.10%)
U.S. business credits	(0.80%)	(1.80%)	(0.80%)
All other - net	(2.00%)	(3.40%)	(3.40%)
Total income tax reconciliation items	(23.40%)	(22.90%)	(20.60%)
Actual income tax rate	11.60%	12.10%	14.40%
Effective Income Tax Rate Reconciliation, Disposition of Business	0.00%	0.00%	0.00%
GE | Non-US earnings repatriation [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports		1.90%
GECC
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Inclusion of after-tax earnings of GECC in before-tax earnings of GE	0.00%	0.00%	0.00%
Tax on global activities including exports	(25.30%)	(41.00%)	(11.10%)
U.S. business credits	(5.10%)	(4.30%)	(3.70%)
All other - net	(7.40%)	0.40%	(3.70%)
Total income tax reconciliation items	(37.80%)	(44.90%)	(25.00%)
Actual income tax rate	(2.80%)	(9.90%)	10.00%
Effective Income Tax Rate Reconciliation, Disposition of Business	0.00%	0.00%	(6.50%)
GECC | Cembra [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports		(21.20%)
GECC | GEMB-Nordic [Member]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate
Tax on global activities including exports	6.40%